SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands	Mar. 16, 2026 USD ($) $ / shares shares	Jan. 05, 2026 USD ($) shares	Dec. 17, 2025 ₺ / shares shares	Nov. 17, 2025 shares	Nov. 11, 2025 shares	Dec. 31, 2025	Dec. 31, 2024
SUBSEQUENT EVENTS
Shares held by shareholders (in percent)						100.00%	100.00%
Kaspi
SUBSEQUENT EVENTS
Number of shares purchased			12,264,387	35,842,294
Price per purchased share | ₺ / shares			₺ 2.95
Shares held by shareholders (in percent)			72.00%		69.00%	75.00%
Kaspi | TurkCommerce B.V
SUBSEQUENT EVENTS
Number of shares purchased					10,000,000
Share transaction | Kaspi | TurkCommerce B.V
SUBSEQUENT EVENTS
Number of shares purchased		32,885,686
Purchase price of shares | $		$ 97,013
Shares held by shareholders (in percent)		85.17%
Share transaction | Kaspi | Unrelated party
SUBSEQUENT EVENTS
Number of shares purchased	1,773,645
Price per purchased share | $ / shares	$ 2.95
Purchase price of shares | $	$ 5,232
Shares held by shareholders (in percent)	85.66%